Consolidated Statements of Changes in Equity - CAD ($)	Share Capital [Member]	Warrant Reserve [Member]	Contributed Surplus [Member]	Deficit [Member]	Total
Balance (in shares) at May. 31, 2023	19,664,216
Balance at May. 31, 2023	$ 15,396,907	$ 2,557,918	$ 4,472,191	$ (15,459,215)	$ 6,967,801
Shares issued on exercise of warrants (in shares)	1,860,298
Shares issued on exercise of warrants	$ 6,140,957	(1,229,017)	(42,521)	0	4,869,419
Shares issued on exercise of options (in shares)	188,462
Shares issued on exercise of options	$ 776,622	0	(300,193)	0	476,429
Shares issued on RSU vesting (in shares)	46,154
Shares issued on RSU vesting	$ 163,500	0	(163,500)	0	0
Share-based compensation expense	0	0	1,479,430	0	1,479,430
Net loss for the year	$ 0	0	0	(7,436,861)	$ (7,436,861)
Balance (in shares) at May. 31, 2024	21,759,130				21,759,130
Balance at May. 31, 2024	$ 22,477,986	1,328,901	5,445,407	(22,896,076)	$ 6,356,218
Shares issued on exercise of Class B Special Warrants (in shares)	4,102,562
Shares issued on exercise of Class B Special Warrants	$ 0	0	0	0	0
Shares and warrants issued - June 17, 2024 (in shares)	834,178
Shares and warrants issued - June 17, 2024	$ 2,955,153	372,155	21,536	0	3,348,844
Shares and warrants issued - US Public Offering (in shares)	1,063,647
Shares and warrants issued - US Public Offering	$ 5,148,178	0	0	0	5,148,178
Derivative financial liability	$ (182,137)	0	0	0	(182,137)
Shares issued on exercise of warrants (in shares)	1,647,283
Shares issued on exercise of warrants	$ 6,490,994	(1,247,778)	(44,166)	0	5,199,050
Shares issued on exercise of options (in shares)	206,378
Shares issued on exercise of options	$ 1,224,501	0	(392,075)	0	832,426
Share-based compensation expense	0	0	3,235,588	0	3,235,588
Net loss for the year	$ 0	0	0	(12,145,790)	$ (12,145,790)
Balance (in shares) at May. 31, 2025	29,613,178				29,613,178
Balance at May. 31, 2025	$ 38,114,675	$ 453,278	$ 8,266,290	$ (35,041,866)	$ 11,792,377